Expense Example - Invesco VI International Growth Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	94	293	509	1,131	119	372	644	1,420